EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Equity And Earnings Per Share Tables
Schedule of outstanding options

As of December 31, 2013, New Residential’s outstanding options were summarized as follows:

	December 31, 2013			December 31, 2012
	Issued Prior to 2011	Issued in 2011- 2013	Total	Issued Prior to 2011	Issued in 2011 and 2012	Total
Held by the Manager	1,496,555	16,176,333	17,672,888	1,751,172	7,934,166	9,685,338
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	535,570	2,510,000	3,045,570	701,937	2,860,000	3,561,937
Issued to the independent directors	2,000	10,000	12,000	2,000	2,000	4,000

Total	2,034,125	18,696,333	20,730,458	2,455,109	10,796,166	13,251,275

The following table summarizes New Residential’s outstanding options as of December 31, 2013. The last sales price on the New York Stock Exchange for New Residential’s common stock in the year ended December 31, 2013 was $6.68 per share.

Recipient	Date of Grant/ Exercise (A)	Number of Options	Options Exercisable as of December 31, 2013	Weighted Average Exercise Price (B)	Intrinsic Value as of December 31, 2013 (millions)
Directors	Various	12,000	12,000	$7.76	—
Manager (C)	2003 - 2007	2,453,109	2,032,125	$15.28	—
Manager (C)	Mar-11	1,676,833	1,580,166	$3.29	$5.4
Manager (C)	Sep-11	2,539,833	2,170,850	$2.49	$9.1
Manager (C)	Apr-12	1,897,500	1,244,778	$3.41	$4.1
Manager (C)	May-12	2,300,000	1,421,667	$3.67	$4.3
Manager (C)	Jul-12	2,530,000	1,416,195	$3.67	$4.3
Manager (C)	Jan-13	5,750,000	2,108,333	$5.12	$3.3
Manager (C)	Feb-13	2,300,000	766,667	$5.74	$0.7
Exercised (D)	2013	(307,833)	N/A	$3.08	N/A
Expired unexercised	2003	(420,984)	N/A	N/A	N/A

Outstanding		20,730,458	12,752,781

(A)	Options expire on the tenth anniversary from date of grant.
(B)	The strike prices are subject to adjustment in connection with return of capital dividends.
(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2004 - 2007	$13.86 - $16.95	535,570
2011	$2.49 - $3.29	1,210,000
2012	$3.41 - $3.67	1,300,000

Total		3,045,570

(D)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $1.0 million.